STOCKHOLDERS' (DEFICIT)	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
STOCKHOLDERS' (DEFICIT)

Note 2. STOCKHOLDERS' (DEFICIT)

At inception, the Company issued 99,184,000 shares of its common stock for costs and services related to its organization aggregating $992, which approximates the fair market value of the costs and services provided. Accordingly, the Company has recorded a charge to operations of $992 during the period ended December 31, 2009.

During August 2009 the Company entered into an agreement with two individuals for consulting services in exchange for the issuance of 2,000,000 shares of common stock. The shares were valued at their fair market value of $100,000 and the value was charged to operations as general and administrative expenses.

In July 2010 the Company issued 11,242,666 shares of its common stock for consulting services at par value $0.00001 (or $112). The shares were valued at their fair market value of $112 and the value was charged to operations as general and administrative expenses.

In September 2011 the Company issued 30,000 shares of its common stock for consulting services at $0.05 (or $1,500). The shares were valued at their fair market value of $1,500 and the value was charged to operations as general and administrative expenses.